Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

11 Property, Plant and Equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2015	2014

Land		160	56
Buildings	9 to 50	854	686
Machinery and installations	2 to 10	4,156	2,549
Other Equipment	1 to 5	227	249
Prepayments and construction in progress		108	143

		5,505	3,683
Less accumulated depreciation		(2,583)	(2,560)

Property, plant and equipment, net of accumulated depreciation		2,922	1,123

Land with a book value of $160 million (2014: $56 million) is not depreciated.

Property and equipment includes $14 million (2014: $15 million) related to assets acquired under capital leases. Accumulated depreciation related to these assets was $12 million (2014: $12 million). See note 16 for information regarding capital lease obligations.

There was no significant construction in progress and therefore no related capitalized interest.

See note 3 for further information regarding the acquisition of Freescale.